Basis of Presentation (Policy)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation
The Consolidated Financial Statements included in this report have been prepared by management of The Boeing Company (herein referred to as “Boeing,” the “Company,” “we,” “us” or “our”). These statements include the accounts of all majority-owned subsidiaries and variable interest entities that are required to be consolidated. All significant intercompany accounts and transactions have been eliminated. As described in Note 22, we now operate in three reportable segments: Commercial Airplanes (BCA), Defense, Space & Security (BDS), and Global Services (BGS). As a result, prior period amounts have been reclassified to conform to current period presentation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Goodwill
Goodwill
We performed our annual goodwill impairment test as of April 1, 2024, using a qualitative assessment. We determined the fair value of each of our reporting units substantially exceeded their respective carrying values.

Operating Cycle		Operating Cycle For classification of certain current assets and liabilities, we use the duration of the related contract or program as our operating cycle, which is generally longer than one year.
Long-term Contracts
Long-term Contracts
Substantially all contracts at our Defense, Space & Security (BDS) segment and certain contracts at our Global Services (BGS) segment are long-term contracts with the U.S. government and other customers that generally extend over several years. Changes in estimated revenues, cost of sales, and the related effect on operating income are recognized using a cumulative catch-up
adjustment which recognizes, in the current period, the cumulative effect of the changes on current and prior periods based on a long-term contract’s percentage-of-completion.
When the current estimates of total revenues and costs at completion for a long-term contract indicate a loss, a provision for the entire reach-forward loss on the long-term contract is recognized.
The table below reflects the impact of net cumulative
catch-up
adjustments for changes in estimated revenues and costs at completion across all long-term contracts, including the impact to Loss from operations from changes in estimated losses on unexercised options.

(In millions – except per share amounts)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Decrease to Revenue	($965)	($782)	($747)	($470)
Increase to Loss from operations	($1,700)	($1,348)	($1,334)	($830)
Increase to Diluted loss per share	($2.62)	($1.43)	($2.06)	($0.51)

Revenue and Related Cost Recognition
Commercial aircraft contracts
The majority of our BCA segment revenue is derived from commercial aircraft contracts. For each contract, we determine the transaction price based on the consideration expected to be received. We allocate the transaction price to each commercial aircraft performance obligation based on relative standalone selling prices adjusted by an escalation formula as specified in the customer agreement. Revenue is recognized for each commercial aircraft performance obligation at the point in time when the aircraft is completed and accepted by the customer. We use program accounting to determine the amount reported as cost of sales.
Payments for commercial aircraft sales are received in accordance with the customer agreement, which generally includes a deposit upon order and additional payments in accordance with a payment schedule, with the balance being due immediately prior to or at aircraft delivery. Advances and progress billings (contract liabilities) are normal and customary for commercial aircraft contracts and not considered a significant financing component as they are intended to protect us from the other party failing to adequately complete some or all of its obligations under the contract.
Long-term contracts
Substantially all contracts at BDS and certain contracts at BGS are long-term contracts with the U.S. government and other customers that generally extend over several years. Products sales under long-term contracts primarily include fighter jets, rotorcraft, cybersecurity products, surveillance suites, advanced weapons, missile defense, military derivative aircraft, satellite systems and modification of commercial passenger aircraft to cargo freighters. Sales of services under long-term contracts primarily include support and maintenance agreements associated with our commercial and defense products and space travel on Commercial Crew.

For each long-term contract, we determine the transaction price based on the consideration expected to be received. We allocate the transaction price to each distinct performance obligation to deliver a good or service, or a collection of goods and/or services, based on the relative standalone selling prices. A long-term contract will typically represent a single distinct performance obligation due to the highly interdependent and interrelated nature of the underlying goods and/or services and the significant service of integration that we provide. While the scope and price on certain long-term contracts may be modified over their life, the transaction price is based on current rights and obligations under the contract and does not include potential modifications until they are agreed upon with the customer. When applicable, a cumulative adjustment or separate recognition for the additional scope and price may result. Long-term contracts can be negotiated with a fixed price or a price in which we are reimbursed for costs incurred plus an agreed upon profit. The Federal Acquisition Regulations provide guidance on the types of cost that will be reimbursed in establishing the price for contracts with the U.S. government. Certain long-term contracts include in the transaction price variable consideration, such as incentive and award fees, if specified targets are achieved. The amount included in the transaction price represents the expected value, based on a weighted probability, or the most likely amount.
Long-term contract revenue is recognized over the contract term (over time) as the work progresses, either as products are produced or as services are rendered. We generally recognize revenue over time as we perform on long-term contracts because of continuous transfer of control to the customer. For U.S. government contracts, this continuous transfer of control to the customer is supported by clauses in the contract that allow the customer to unilaterally terminate the contract for convenience, pay us for costs incurred plus a reasonable profit and take control of any work in process. Similarly, for
non-U.S.
government contracts, the customer typically controls the work in process as evidenced either by contractual termination clauses or by our rights to payment of the transaction price associated with work performed to date on products or services that do not have an alternative use to the Company.
The accounting for long-term contracts involves a judgmental process of estimating total revenues, costs and profit for each performance obligation. Cost of sales is recognized as incurred. The amount reported as revenues is determined by adding a proportionate amount of the estimated profit to the amount reported as cost of sales. Recognizing revenue as costs are incurred provides an objective measure of progress on the long-term contract and thereby best depicts the extent of transfer of control to the customer.
For long-term contracts for which revenue is recognized over time, changes in estimated revenues, cost of sales and the related effect on operating income are recognized using a cumulative catch-up
adjustment which recognizes in the current period the cumulative effect of the changes on current and prior periods based on a long-term contract’s percentage-of-completion.
When the current estimates of total revenues and costs at completion for a long-term contract indicate a loss, a provision for the entire reach-forward loss on the long-term contract is recognized.
The table below reflects the impact of net cumulative
catch-up
adjustments for changes in estimated revenues and costs at completion across all long-term contracts including the impact to Loss from operations from estimated losses on unexercised options for the years ended December 31:

	2023	2022	2021
Decrease to Revenue	($1,706)	($2,335)	($379)
Increase to Loss from operations	($2,943)	($5,253)	($880)
Increase to Diluted loss per share	($5.43)	($8.88)	($1.28)

Significant adjustments during the three years ended December 31, 2023 included losses on
VC-25B,
KC-46A
Tanker,
MQ-25,
Commercial Crew and
T-7A
Red Hawk programs in addition to lower earnings on
F-15
and satellites.
Due to the significance of judgment in the estimation process, changes in underlying assumptions/estimates, internal and supplier performance, inflationary trends, or other circumstances may adversely or positively affect financial performance in future periods.
Payments under long-term contracts may be received before or after revenue is recognized. The U.S. government customer typically withholds payment of a small portion of the contract price until contract completion. Therefore, long-term contracts typically generate Unbilled receivables (contract assets) but may generate Advances and progress billings (contract liabilities). Long-term contract Unbilled receivables and Advances and progress billings are not considered a significant financing component because they are intended to protect either the customer or the Company in the event that some or all of the obligations under the contract are not completed.
Commercial spare parts contracts
Certain contracts at our BGS segment include sales of commercial spare parts. For each contract, we determine the transaction price based on the consideration expected to be received. The spare parts have discrete unit prices that represent fair value. We generally consider each spare part to be a separate performance obligation. Revenue is recognized for each commercial spare part performance obligation at the point in time of delivery to the customer. We may provide our customers with a right to return a commercial spare part where a customer may receive a full or partial refund, a credit applied to amounts owed, a different product in exchange, or any combination of these items. We consider the potential for customer returns in the estimated transaction price. The amount reported as cost of sales is recorded at average cost. Payments for commercial spare parts sales are typically received shortly after delivery.
Other service revenue contracts
Certain contracts at our BGS segment are for sales of services to commercial customers including maintenance, training, data analytics and information-based services. We recognize revenue for these service performance obligations over time as the services are rendered. The method of measuring progress (such as straight-line or billable amount) varies depending upon which method best depicts the transfer of control to the customer based on the type of service performed. Cost of sales is recorded as incurred.
Concession sharing arrangements
We account for sales concessions to our customers in consideration of their purchase of products and services as a reduction of the transaction price and the revenue that is recognized for the related performance obligations. The sales concessions incurred may be partially reimbursed by certain suppliers in accordance with concession sharing arrangements. We record these reimbursements, which are presumed to represent reductions in the price of the vendor’s products or services, as a reduction in Cost of products.
Unbilled receivables and advances and progress billings
Unbilled receivables (contract assets) arise when the Company recognizes revenue for amounts which cannot yet be billed under terms of the contract with the customer. Advances and progress billings (contract liabilities) arise when the Company receives payments from customers in advance of recognizing revenue. The amount of Unbilled receivables or Advances and progress billings is determined for each contract.
Financial services revenue
We record financial services revenue associated with sales-type leases, operating leases and loans in Sales of services on the Consolidated Statements of Operations. For sales-type leases, we recognize selling profit or loss at lease inception if collection of the lease payments is probable. For sales-type leases, we record financing receivables at lease inception. A financing receivable is recorded at the aggregate of future lease payments, estimated residual value of the leased equipment, and any deferred incremental direct costs less unearned income. Income is recognized over the life of the lease to approximate a level rate of return on the net investment. For notes receivable, we record financing receivables net of any unamortized discounts and deferred incremental direct costs. Interest income and amortization of any discounts are recorded ratably over the related term of the note.
Income recognition is generally suspended for financing receivables that are uncollectible. We determine that a financing receivable is uncollectible when, based on current information and events, it is probable that we will be unable to collect amounts due according to the original contractual terms. We determine a financing receivable is past due when cash has not been received upon the due date specified in the contract.
We evaluate the collectability of financing receivables at commencement and on a recurring basis. If a financing receivable is determined to be uncollectible, the customer is categorized as non-accrual
status. When a customer is in
non-accrual
status at commencement, sales-type lease revenue is deferred until substantially all cash has been received or the customer is removed from non-accrual
status. If we have a note receivable with a customer that is in non-accrual
status, or a sales-type lease with a customer that changes to non-accrual
status after commencement, we recognize contractual interest income as payments are received to the extent there is sufficient collateral and payments exceed past due principal payments.
Residual values, which are reviewed periodically, represent the estimated amount we expect to receive at lease termination from the disposition of the leased equipment. Actual residual values realized could differ from these estimates. Declines in estimated residual value that are deemed other-than-temporary are recognized in the period in which the declines occur.
For operating leases, revenue on leased aircraft and equipment is recorded on a straight-line basis over the term of the lease. Operating lease assets, included in Financing receivables and operating lease equipment, net, are recorded at cost and depreciated to an estimated residual value using the straight-line method over the period that we project we will hold the asset. We periodically review our estimates of residual value and recognize forecasted changes by prospectively adjusting depreciation expense. We record assets held for sale at the lower of carrying value or fair value less costs to sell. We evaluate for impairment assets under operating leases when events or changes in circumstances indicate that the expected undiscounted cash flow from the asset may be less than the carrying value. When we determine that impairment is indicated for an asset, the amount of impairment expense recorded is the excess of the carrying value over the fair value of the asset.
Reinsurance revenue
Our wholly owned insurance subsidiary, Astro Ltd., participates in a reinsurance pool for workers’ compensation. The member agreements and practices of the reinsurance pool minimize any participating members’ individual risk. Reinsurance revenues were $163, $129 and $126 during 2023, 2022 and 2021, respectively. Reinsurance costs related to premiums and claims paid to the reinsurance pool were $181, $134 and $129 during 2023, 2022 and 2021, respectively. Revenues and costs are presented net in Cost of sales in the Consolidated Statements of Operations.

Research and Development
Research and Development
Research and development includes costs incurred for experimentation, design and testing, as well as bid and proposal efforts related to government products and services, which are expensed as incurred unless the costs are related to certain contractual arrangements with customers. Costs that are incurred pursuant to such contractual arrangements are recorded over the period that revenue is recognized, consistent with our long-term contract accounting policy. We have certain research and development arrangements that meet the requirement for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to our research and development expense rather than as contract revenues. Research and development expense, net included bid and proposal costs of $188, $217 and $213 in 2023, 2022 and 2021, respectively.

Share-Based Compensation
Share-Based Compensation
We provide various forms of share-based compensation to our employees. For awards settled in shares, we measure compensation expense based on the grant-date fair value net of estimated forfeitures. For awards settled in cash, or that may be settled in cash, we measure compensation expense based on the fair value at each reporting date net of estimated forfeitures. The expense is recognized over the requisite service period, which is generally the vesting period of the award.

Income Taxes
Income Taxes
Provisions for U.S. federal, state and local, and
non-U.S.
income taxes are calculated on reported Loss before income taxes based on current tax law and also include, in the current period, the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Such provisions differ from the amounts currently receivable or payable because certain items of income and expense are recognized in different time periods for financial reporting purposes than for income tax purposes. Significant judgment is required in determining income tax provisions and evaluating tax positions.
The accounting for uncertainty in income taxes requires a more-likely than-not
threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. We record a liability for the difference between the benefit recognized and measured for financial statement purposes and the tax position taken or expected to be taken on our tax return. To the extent that our assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made.
Tax-related
interest and penalties are classified as a component of Income tax (expense)/benefit.
We also assess the likelihood that we will be able to recover our deferred tax assets against future sources of taxable income and reduce the carrying amounts of deferred tax assets by recording a valuation allowance if, based on the available evidence, it is more likely than not that all or a portion of such assets will not be realized. Changes in our estimates and judgments regarding realization of deferred tax assets may result in an increase or decrease to our tax expense and/or other comprehensive income, which would be recorded in the period in which the change occurs.

Postretirement Plans
Postretirement Plans
Many of our employees have earned benefits under defined benefit pension plans. The majority of employees that had participated in defined benefit pension plans have transitioned to a company-funded defined contribution retirement savings plan. We also provide postretirement benefit plans other than pensions, consisting principally of health care coverage to eligible retirees and qualifying dependents. Benefits under the pension and other postretirement benefit plans are generally based on age at retirement and years of service and, for some pension plans, benefits are also based on the employee’s annual earnings. The net periodic cost of our pension and other postretirement plans is determined using the projected unit credit method and several actuarial assumptions, the most significant of which are the discount rate, the long-term rate of asset return and medical trend (rate of growth for medical costs). Actuarial gains and losses, which occur when actual experience differs from actuarial assumptions, are reflected in Shareholders’ equity (net of taxes). If actuarial gains and losses exceed ten percent of the greater of plan assets or plan liabilities, we amortize them over the average expected future lifetime of participants. The funded status of our pension and postretirement plans is reflected on the Consolidated Statements of Financial Position.

Postemployment Plans
Postemployment Plans
We record a liability for postemployment benefits, such as severance or job training, when payment is probable, the amount is reasonably estimable, and the obligation relates to rights that have vested or accumulated.

Environmental Remediation
Environmental Remediation
We are subject to federal and state requirements for protection of the environment, including those for discharge of hazardous materials and remediation of contaminated sites. We routinely assess, based on in-depth
studies, expert analyses and legal reviews, our contingencies, obligations and commitments for remediation of contaminated sites, including assessments of ranges and probabilities of recoveries from other responsible parties and/or insurance carriers. Our policy is to accrue and charge to current expense identified exposures related to environmental remediation sites when it is probable that a liability has been incurred and the amount can be reasonably estimated. The amount of the liability is based on our best estimate or the low end of a range of reasonably possible exposure for investigation, cleanup and monitoring costs to be incurred. Estimated remediation costs are not discounted to present value as the timing of payments cannot be reasonably estimated. We may be able to recover a portion of the remediation costs from insurers or other third parties. Such recoveries are recorded when realization of the claim for recovery is deemed probable.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of highly liquid instruments, such as commercial paper, time deposits, and other money market instruments, which have original maturities of three months or less. We aggregate our cash balances by bank where conditions for right of set-off
are met, and reclassify any negative balances, consisting mainly of uncleared checks, to Accounts payable. Negative balances reclassified to Accounts payable were $117 and $102 at December 31, 2023 and 2022.

Inventories
Inventories
Inventoried costs on commercial aircraft programs and long-term contracts include direct engineering, production and tooling and other non-recurring
costs, and applicable overhead, which includes fringe benefits, production related indirect and plant management salaries and plant services, not in excess of estimated net realizable value. To the extent a material amount of such costs are related to an abnormal event or are fixed costs not appropriately attributable to our programs or contracts, they are expensed in the current period rather than inventoried. Inventoried costs include amounts relating to programs and contracts with long-term production cycles, a portion of which is not expected to be realized within one year. Included in inventory for federal government contracts is an allocation of allowable costs related to manufacturing process reengineering.
Commercial aircraft programs inventory includes deferred production costs and supplier advances. Deferred production costs represent actual costs incurred for production of early units that exceed the estimated average cost of all units in the program accounting quantity. Higher production costs are experienced at the beginning of a new or derivative aircraft program. Units produced early in a program require substantially more effort (labor and other resources) than units produced later in a program because of volume efficiencies and the effects of learning. We expect that these deferred costs will be fully recovered when all units included in the accounting quantity are delivered as the expected unit cost for later deliveries is below the estimated average cost of all units in the program. Supplier advances represent payments for parts we have contracted to receive from suppliers in the future. As parts are received, supplier advances are amortized to work in process.
The determination of net realizable value of long-term contract costs is based upon quarterly reviews that estimate costs to be incurred to complete all contract requirements. When actual contract costs and the estimate to complete exceed total estimated contract revenues, a loss provision is recorded. The determination of net realizable value of commercial aircraft program costs is based upon quarterly program reviews that estimate revenue and cost to be incurred to complete the program accounting quantity. When estimated costs to complete exceed estimated program revenues to go, a program loss provision is recorded in the current period for the estimated loss on all undelivered units in the accounting quantity.
Used aircraft purchased by our BCA segment and general stock materials are stated at cost not in excess of net realizable value. Spare parts inventory is stated at lower of average unit cost or net realizable value. We review our commercial spare parts and general stock materials quarterly to identify impaired inventory, including excess or obsolete inventory, based on historical sales trends, expected production usage, and the size and age of the aircraft fleet using the part. Impaired inventories are charged to Cost of products in the period the impairment occurs.
Included in inventory for commercial aircraft programs are amounts paid or credited in cash, or other consideration to certain airline customers, that are referred to as early issue sales consideration. Early issue sales consideration is recognized as a reduction to revenue when the delivery of the aircraft under contract occurs. If an airline customer does not perform and take delivery of the contracted aircraft, we believe that we would have the ability to recover amounts paid. However, to the extent early issue sales consideration exceeds advances and is not considered to be otherwise recoverable, it would be written off in the current period.

Precontract Costs
Precontract Costs
We may, from time to time, incur costs in excess of the amounts required for existing contracts. If we determine the costs are probable of recovery from future orders, then we capitalize the precontract costs we incur, excluding start-up
costs which are expensed as incurred. Capitalized precontract costs are included in Inventories in the accompanying Consolidated Statements of Financial Position. Should future orders not materialize or we determine the costs are no longer probable of recovery, the capitalized costs would be written off.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are recorded at cost, including applicable construction-period interest, less accumulated depreciation and are depreciated principally over the following estimated useful lives: new buildings and land improvements, from 10 to 40 years; and new machinery and equipment, from 4 to 20 years. The principal methods of depreciation are as follows: buildings and land improvements, 150% declining balance; and machinery and equipment, sum-of-the-years’
digits. Capitalized internal use software is included in Other assets, net and amortized using the straight line method over 5 years. Capitalized costs of software purchased as a service are included in Other assets, net and amortized using the straight line method over the term of the hosting arrangement, which is typically no greater than 10 years. We periodically evaluate the appropriateness of remaining depreciable lives assigned to long-lived assets, including assets that may be subject to a management plan for disposition.

Long-lived assets held for sale are stated at the lower of cost or fair value less cost to sell. Long-lived assets held for use are subject to an impairment assessment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value is no longer recoverable based upon the undiscounted future cash flows of the asset, the amount of the impairment is the difference between the carrying amount and the fair value of the asset.

Leases
Leases
We determine if an arrangement is, or contains, a lease under which we are the lessee at the inception date. Operating lease assets are included in Other assets, net, with the related liabilities included in Accrued liabilities and Other long-term liabilities. Assets under finance leases, which primarily represent computer equipment, are included in Property, plant and equipment, net, with the related liabilities included in Short-term debt and current portion of long-term debt and Long-term debt on the Consolidated Statements of Financial Position.
Operating lease assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. We use our estimated incremental borrowing rate in determining the present value of lease payments. Variable components of the lease payments such as fair market value adjustments, utilities and maintenance costs are expensed as incurred and not included in determining the present value. Our lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
We have real property lease agreements with lease and
non-lease
components which are accounted for as a single lease component.

Asset Retirement Obligations
Asset Retirement Obligations
We record all known asset retirement obligations for which the liability’s fair value can be reasonably estimated, including certain asbestos removal, asset decommissioning and contractual lease restoration obligations. Recorded amounts are not material.
We also have known conditional asset retirement obligations, such as certain asbestos remediation and asset decommissioning activities to be performed in the future, that are not reasonably estimable due to insufficient information about the timing and method of settlement of the obligation. Accordingly, these obligations have not been recorded in the Consolidated Financial Statements. A liability for these obligations will be recorded in the period when sufficient information regarding timing and method of settlement becomes available to make a reasonable estimate of the liability’s fair value. In addition, there may be conditional asset retirement obligations that we have not yet discovered (e.g. asbestos may exist in certain buildings but we have not become aware of it through the normal course of business), and therefore, these obligations also have not been included in the Consolidated Financial Statements.

Goodwill and Other Acquired Intangibles
Goodwill and Other Acquired Intangibles
Goodwill and other acquired intangible assets with indefinite lives are not amortized, but are tested for impairment annually and when an event occurs or circumstances change such that it is more likely than not that an impairment may exist. Our annual testing date is April 1.
We test goodwill for impairment by performing a qualitative assessment or using a quantitative test. If we choose to perform a qualitative assessment and determine it is more likely than not that the carrying value of the net assets is more than the fair value of the related operations, the quantitative test is then performed; otherwise, no further testing is required. For operations where the quantitative test is used, we compare the carrying value of net assets to the estimated fair value of the related operations. If the fair value is determined to be less than carrying value, the shortfall up to the carrying value of the goodwill represents the amount of goodwill impairment.
Indefinite-lived intangibles consist of a brand and trade name and in-process
research and development (IPR&D) acquired in business combinations. IPR&D is initially capitalized at fair value as an intangible asset with an indefinite life and assessed for impairment thereafter. IPR&D is reclassified to finite-lived acquired intangible assets when a project is completed and then amortized on a straight-line basis over the asset’s estimated useful life. We test these intangibles for impairment by comparing the carrying values to current projections of related discounted cash flows. Any excess carrying value over the amount of discounted cash flows represents the amount of the impairment.
Our finite-lived acquired intangible assets are amortized on a straight-line basis over their estimated useful lives as follows: developed technology, from 4 to 14 years; product know-how,
from 6 to 30 years; customer base, from 3 to 17 years; distribution rights, from 3 to 27 years; and other, from 1 to 32 years. We evaluate the potential impairment of finite-lived acquired intangible assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value is no longer recoverable based upon the undiscounted future cash flows of the asset, the amount of the impairment is the difference between the carrying amount and the fair value of the asset.

Investments
Investments
Time deposits are
held-to-maturity
investments that are carried at cost.
Available-for-sale
debt investments include commercial paper, U.S. government agency securities and corporate debt securities.
Available-for-sale
debt investments are recorded at fair value, and unrealized gains and losses are recorded, net of tax, as a component of accumulated other comprehensive income. Realized gains and losses on available-for-sale
debt investments are recognized based on the specific identification method.
Available-for-sale
debt investments are assessed for impairment quarterly.
The equity method of accounting is used to account for investments for which we have the ability to exercise significant influence, but not control, over an investee. Significant influence is generally deemed to exist if we have an ownership interest in the voting stock of an investee of between 20% and 50%. The cumulative earnings approach is used for cash flow classification of distributions received from equity method investments.
Other Equity investments are recorded at fair value, with gains and losses recorded through net earnings. Equity investments without readily determinable fair value are measured at cost, less impairments, plus or minus observable price changes. Equity investments without readily determinable fair value are assessed for impairment quarterly.
We classify investment income and loss on our Consolidated Statements of Operations based on whether the investment is operating or non-operating
in nature. Operating investments align strategically and are integrated with our operations. Earnings from operating investments, including our share of income or loss from equity method investments, dividend income from other equity investments, and any impairments or gain/loss on the disposition of these investments, are recorded in Income/(loss) from operating investments, net.
Non-operating
investments are those we hold for
non-strategic
purposes. Earnings from
non-operating
investments, including interest and dividends on marketable securities, and any impairments or gain/loss on the disposition of these investments are recorded in Other income, net.

Derivatives
Derivatives
All derivative instruments are recognized in the financial statements and measured at fair value regardless of the purpose or intent of holding them. We use derivative instruments to principally manage a variety of market risks. For our cash flow hedges, the derivative’s gain or loss is initially reported in comprehensive income and is subsequently reclassified into earnings in the same period(s) during which the hedged forecasted transaction affects earnings.
We have agreements to purchase and sell aluminum to address long-term strategic sourcing objectives and
non-U.S.
business requirements. We also hold certain other derivative instruments for economic purposes. These aluminum purchase and sale agreements and other derivative instruments are derivatives for accounting purposes but are not designated as hedges for accounting purposes. For these aluminum agreements and other derivative instruments not designated for hedge accounting treatment, the changes in their fair value are recorded in earnings immediately.

Allowances for Losses on Certain Financial Assets
Allowances for Losses on Certain Financial Assets
We establish allowances for credit losses on accounts receivable, unbilled receivables, financing receivables and certain other financial assets. The adequacy of these allowances is assessed quarterly through consideration of factors such as customer credit ratings, bankruptcy filings, published or estimated credit default rates, age of the receivable, expected loss rates and collateral exposures. Collateral exposure is the excess of the carrying value of a financial asset over the fair value of the related collateral. We determine the creditworthiness of our customers by assigning internal credit ratings based upon publicly available information and information obtained directly from the customers. Our rating categories are comparable to those used by major credit rating agencies.
Financing receivables are collateralized by security in the related asset. We use a median calculated from published collateral values from multiple third-party aircraft value publications based on the type and age of the aircraft to determine the fair value of aircraft collateral. Under certain circumstances, we apply judgment based on the attributes of the specific aircraft or equipment, usually when the features or use of the aircraft vary significantly from the more generic aircraft attributes covered by outside publications.
We have entered into agreements with certain customers that would entitle us to look beyond the specific collateral underlying the receivable for purposes of determining the collateral exposure. Should the proceeds from the sale of the underlying collateral asset resulting from a default condition be insufficient to cover the carrying value of our receivable (creating a shortfall condition), these agreements would, for example, permit us to take the actions necessary to sell or retain certain other assets in which the customer has an equity interest and use the proceeds to cover the shortfall.

Commercial Aircraft Trade-in Commitments
Commercial Aircraft
Trade-in
Commitments
In conjunction with signing a definitive agreement for the sale of new commercial aircraft (Sale Aircraft), we have entered into trade-in
commitments with certain customers that give them the right to trade in used aircraft at a specified price.
Exposure related to
trade-in
commitments may take the form of:

(1)
adjustments to revenue for the difference between the contractual trade-in
price in the definitive agreement and our best estimate of the fair value of the trade-in
aircraft as of the date of such agreement, which would be recognized upon delivery of the Sale Aircraft, and/or

(2)
charges to cost of products for adverse changes in the fair value of trade-in
aircraft that occur subsequent to signing of a definitive agreement for Sale Aircraft but prior to the purchase of the used trade-in
aircraft. Estimates based on current aircraft values would be included in Accrued liabilities.

The fair value of
trade-in
aircraft is determined using aircraft-specific data such as model, age and condition, market conditions for specific aircraft and similar models, and multiple valuation sources. This process uses our assessment of the market for each trade-in
aircraft, which in most instances begins years before the return of the aircraft. There are several possible markets in which we continually pursue opportunities to place used aircraft. These markets include, but are not limited to, the resale market, which could potentially include the cost of long-term storage; the leasing market, with the potential for refurbishment costs to meet the leasing customer’s requirements; or the scrap market.
Trade-in
aircraft valuation varies significantly depending on which market we determine is most likely for each aircraft. On a quarterly basis, we update our valuation analysis based on the actual activities associated with placing each aircraft into a market or using current published third-party aircraft valuations based on the type and age of the aircraft, adjusted for individual attributes and known conditions.

Warranties
Warranties
In conjunction with certain product sales, we provide warranties that cover factors such as non-conformance
to specifications and defects in material and design. The majority of our warranties are issued by our BCA segment. Generally, aircraft sales are accompanied by a 3 to
4-year
standard warranty for systems, accessories, equipment, parts, and software manufactured by us or manufactured to certain standards under our authorization. These warranties are included in the programs’ estimate at completion. On occasion we have made commitments beyond the standard warranty obligation to correct fleet-wide major issues of a particular model, resulting in additional accrued warranty expense. Warranties issued by our BDS segment principally relate to sales of military aircraft and weapons systems. These sales are generally accompanied by a six month to two-year
warranty period and cover systems, accessories, equipment, parts and software manufactured by us to certain contractual specifications. Estimated costs related to standard warranties are recorded in the period in which the related product delivery occurs. The warranty liability recorded at each balance sheet date reflects the estimated number of months of warranty coverage outstanding for products delivered times the average of historical monthly warranty payments, as well as additional amounts for certain major warranty issues that exceed a normal claims level. Estimated costs of these additional warranty issues are considered changes to the initial liability estimate.
We provide guarantees to certain commercial aircraft customers which include compensation provisions for failure to meet specified aircraft performance targets. We account for these performance guarantees as warranties. The estimated liability for these warranties is based on known and anticipated operational characteristics and forecasted customer operation of the aircraft relative to contractually specified performance targets, and anticipated settlements when contractual remedies are not specified. Estimated payments are recorded as a reduction of revenue at delivery of the related aircraft. We have agreements that require certain suppliers to compensate us for amounts paid to customers for failure of supplied equipment to meet specified performance targets. Claims against suppliers under these agreements are included in Inventories and recorded as a reduction in Cost of products at delivery of the related aircraft. These performance warranties and claims against suppliers are included in estimates to complete the related programs.

Supplier Penalties
Supplier Penalties
We may incur penalties to suppliers under certain circumstances such as a contract termination. We record an accrual for supplier penalties when an event occurs that makes it probable we will incur a supplier penalty and the amount is reasonably estimable.

Guarantees
Guarantees
At the inception of a guarantee, we record a liability in Accrued liabilities for the fair value of the guarantee. For credit guarantees, the liability is equal to the present value of the expected loss. We determine the expected loss by multiplying the creditor’s default rate by the guarantee amount reduced by the expected recovery, if applicable. We also recognize a liability for the expected contingent loss at inception and adjust it each quarter.

Earnings Per Share
Basic and diluted earnings per share are computed using the
two-class
method, which is an earnings allocation method that determines earnings per share for common shares and participating securities. The undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. Participating securities and common shares have equal rights to undistributed earnings.
Basic earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the basic weighted average common shares outstanding.
Diluted earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the diluted weighted average common shares outstanding. Diluted weighted average common shares outstanding is calculated using the treasury stock method.

Basic and diluted earnings per share are computed using the
two-class
method, which is an earnings allocation method that determines earnings per share for common shares and participating securities.

The undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. Participating securities and common shares have equal rights to undistributed earnings.
Basic earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the basic weighted average common shares outstanding.
Diluted earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the diluted weighted average common shares outstanding. Diluted weighted average common shares outstanding is calculated using the treasury stock method.

Backlog
Our total backlog includes contracts that we and our customers are committed to perform. The value in backlog represents the estimated transaction prices on performance obligations to our customers for which work remains to be performed. Backlog is converted into revenue, primarily based on the cost incurred or at delivery and acceptance of products, depending on the applicable revenue recognition model.

Our total backlog includes contracts that we and our customers are committed to perform. The value in backlog represents the estimated transaction prices on performance obligations to our customers for which work remains to be performed. Backlog is converted into revenue, primarily based on the cost incurred or at delivery and acceptance of products, depending on the applicable revenue recognition model.